Long-term Debt - Long-Term Debt (Parenthetical) (Detail)	Apr. 18, 2014	Jun. 30, 2014 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2013 7 7/8% Senior Subordinated Notes [Member]	Apr. 22, 2010 7 7/8% Senior Subordinated Notes [Member]	Jun. 30, 2014 5 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2013 5 7/8% Senior Subordinated Notes [Member]	Feb. 09, 2012 5 7/8% Senior Subordinated Notes [Member]	Jun. 30, 2014 5% Senior Subordinated Notes [Member]	Dec. 31, 2013 5% Senior Subordinated Notes [Member]	Oct. 30, 2012 5% Senior Subordinated Notes [Member]	Dec. 31, 2012 9 3/4% Senior Notes [Member]	Mar. 27, 2009 9 3/4% Senior Notes [Member]	Jun. 30, 2014 5 3/8% Senior Notes [Member]	Jan. 10, 2014 5 3/8% Senior Notes [Member]	Dec. 31, 2013 LAMAR MEDIA CORP [Member] 7 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2013 LAMAR MEDIA CORP [Member] 5 7/8% Senior Subordinated Notes [Member]	Dec. 31, 2013 LAMAR MEDIA CORP [Member] 5% Senior Subordinated Notes [Member]	Dec. 31, 2012 LAMAR MEDIA CORP [Member] 9 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on senior notes	7.875%	7.875%	7.875%	7.875%	5.875%	5.875%	5.875%	5.00%	5.00%	5.00%	9.75%	9.75%	5.375%	5.375%	7.875%	5.875%	5.00%	9.75%